Cash and cash equivalents - Narrative (Details) € in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 USD ($)	[1]	Dec. 31, 2024 USD ($)	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 3,584	€ 188	$ 3,491	€ 83	$ 2,086		$ 1,500
Euro
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 214		$ 97

[1]	Comparative figures have been presented to be consistent with the one adopted in the current period